INCOME TAXES	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 12 - INCOME TAXES

The Company and the Bank file consolidated federal income tax returns and Illinois state income tax returns. The Company and the Bank are no longer subject to examination by federal and state taxing authorities for years prior to 2011.

Allocation of federal and state income taxes between current and deferred portions was as follows:

	Year Ended
	December 31,
	2014	2013
Federal:
Current	$815,120	$1,353,596
Deferred	71,545	(432,303)
	886,665	921,293

State:
Current	397,280	405,650
Deferred	76,653	59,065
	473,933	464,715

	$1,360,598	$1,386,008

The Company’s income tax expense differed from the maximum statutory federal rate of 35% as follows:

	Year Ended
	December 31,
	2014	2013
Expected income taxes	$1,815,376	$1,659,724
Income tax effect of:
State taxes, net of federal income tax benefit	278,391	251,528
Tax exempt interest, net	(586,302)	(419,935)
Income taxed at lower rates	(51,868)	(47,421)
Other	(94,999)	(57,888)

	$1,360,598	$1,386,008

The tax effects of principal temporary differences are shown in the following table:

	December 31,
	2014	2013
Deferred tax assets:
Allowance for loan losses	$2,161,135	$2,225,086
Deferred compensation	256,106	216,455
Accrued expenses	19,041	3,980
Purchase accounting adjustments for:
Loans	18,136	37,179
Securities	106,474	136,811
Unrealized loss on securities available for sale	-	994,004
OREO writedowns and expenses	464,326	557,506
Other	367,148	366,107
	3,392,366	4,537,128

Deferred tax liabilities:
Federal Home Loan Bank stock	(293,580)	(300,687)
Core deposit intangible	(76,164)	(107,858)
Mortgage servicing rights	(373,757)	(365,462)
Unrealized gain on securities available for sale	(115,890)	-
Purchase accounting adjustments for:
Premises and equipment	(278,376)	(291,512)
Federal Home Loan Bank advances	(4,762)	(7,958)
Premises and equipment	(254,555)	(210,278)
	(1,397,084)	(1,283,755)

Net deferred taxes	$1,995,282	$3,253,373

Retained earnings at December 31, 2014 and 2013 include approximately $3,044,000 of the tax bad debt reserve which accumulated prior to 1988, for which no deferred income tax liability has been recognized. This amount represents an allocation of income to bad debt deductions for tax purposes only. Reduction of amounts so allocated for purposes other than tax bad debt losses or adjustments arising from carryback of net operating losses would create income for tax purposes only, which would be subject to the then current corporate income tax rate. The unrecorded deferred income tax liability on the above amount was approximately $1,157,000 at December 31, 2014 and 2013. Management has determined that the probability of recapturing the reserve is not sufficient to record a liability.